Summary of Significant Accounting Policies - Average Composite Depreciation Rates (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Public Utility, Property, Plant and Equipment [Line Items]
Regulatory assets	$ 6.3
Depreciation	$ 396.5	$ 365.5	$ 346.6
Amortization period	5 years
Gas Utility
Public Utility, Property, Plant and Equipment [Line Items]
Average composite depreciation rates	2.30%	2.20%	2.20%
Electric Utility
Public Utility, Property, Plant and Equipment [Line Items]
Average composite depreciation rates	2.20%	2.40%	2.50%
UGI Utilities
Public Utility, Property, Plant and Equipment [Line Items]
Regulatory assets	$ 301.0	$ 368.9
Computer software | UGI Utilities
Public Utility, Property, Plant and Equipment [Line Items]
Useful life (in years)	15 years